Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	EBITDA
Year	($)	($)(1)	($)	($)(1)	($)	($)(2)	($)	($)(3)
2025	30,404,864	13,806,367	1,144,246	1,022,979	47.75	155.38	(105,638,000)	242,922,000
2024	13,414	13,414	1,988,619	1,813,526	99.99	148.64	(78,880,000)	178,843,000
2023	11,241	11,241	1,875,844	2,500,658	121.85	111.65	52,929,000	286,213,000
2022	11,192	11,192	1,399,769	(736,820)	97.40	78.41	337,832,000	653,390,000
2021	20,011,035	20,011,035	3,077,543	5,361,043	161.00	119.31	645,497,000	942,126,000

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Marcus A. Lemonis	Thomas E. Kirn, Matthew D. Wagner and Lindsey J. Christen
2024	Marcus A. Lemonis	Thomas E. Kirn, Matthew D. Wagner, Lindsey J. Christen, Brent Moody and Karin L. Bell
2023	Marcus A. Lemonis	Thomas E. Kirn, Karin L. Bell, Matthew D. Wagner and Lindsey J. Christen
2022	Marcus A. Lemonis	Karin L. Bell, Brent Moody, Tamara R. Ward and Matthew D. Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent Moody, Tamara R. Ward and Matthew D. Wagner

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(25,903,782)	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	969,375	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,335,910	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	50,016
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(171,283)
TOTAL ADJUSTMENTS	(16,598,497)	(121,267)

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Consumer Discretionary Distribution & Retailing Index.
(3)

Adjusted EBITDA is a non-GAAP measure. For a reconciliation of Adjusted EBITDA to net income, see “Appendix A — Non-GAAP Financial Measures”. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Marcus A. Lemonis	Thomas E. Kirn, Matthew D. Wagner and Lindsey J. Christen
2024	Marcus A. Lemonis	Thomas E. Kirn, Matthew D. Wagner, Lindsey J. Christen, Brent Moody and Karin L. Bell
2023	Marcus A. Lemonis	Thomas E. Kirn, Karin L. Bell, Matthew D. Wagner and Lindsey J. Christen
2022	Marcus A. Lemonis	Karin L. Bell, Brent Moody, Tamara R. Ward and Matthew D. Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent Moody, Tamara R. Ward and Matthew D. Wagner

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Consumer Discretionary Distribution & Retailing Index.

PEO Total Compensation Amount	$ 30,404,864	$ 13,414	$ 11,241	$ 11,192	$ 20,011,035
PEO Actually Paid Compensation Amount	$ 13,806,367	13,414	11,241	11,192	20,011,035
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(25,903,782)	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	969,375	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,335,910	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	50,016
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(171,283)
TOTAL ADJUSTMENTS	(16,598,497)	(121,267)

Non-PEO NEO Average Total Compensation Amount	$ 1,144,246	1,988,619	1,875,844	1,399,769	3,077,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,022,979	1,813,526	2,500,658	(736,820)	5,361,043
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(25,903,782)	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	969,375	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,335,910	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	50,016
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(171,283)
TOTAL ADJUSTMENTS	(16,598,497)	(121,267)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 47.75	99.99	121.85	97.4	161
Peer Group Total Shareholder Return Amount	155.38	148.64	111.65	78.41	119.31
Net Income (Loss)	$ (105,638,000)	$ (78,880,000)	$ 52,929,000	$ 337,832,000	$ 645,497,000
Company Selected Measure Amount	242,922,000	178,843,000	286,213,000	653,390,000	942,126,000
PEO Name	Marcus A. Lemonis
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3)

Adjusted EBITDA is a non-GAAP measure. For a reconciliation of Adjusted EBITDA to net income, see “Appendix A — Non-GAAP Financial Measures”. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,598,497)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,903,782)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	969,375
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,335,910
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,267)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,016
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (171,283)